SEMI-ANNUAL
REPORT

MARCH 31, 2000

TAX-FREE TRUST OF
OREGON

A TAX-FREE INCOME INVESTMENT

ONE OF THE
AQUILAsm GROUP OF FUNDS

MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. Bank National Association
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Sterling K. Jenson
  Raymond H. Lung
  John W. Mitchell
  Richard C. Ross
  Ralph R. Shaw

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Kerry A. Lemert, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.

                   SERVING OREGON INVESTORS FOR OVER A DECADE

                            TAX-FREE TRUST OF OREGON

                               SEMI-ANNUAL REPORT

                  "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY"

                                                                     May 3, 2000

Dear Fellow Shareholders:

            In this topsy-turvy, highly unstable world of the "new economy" and the "old economy" stock market, we think it is prudent and essential for all investors to consider investments that have substantially less volatility. We believe Tax-Free Trust of Oregon fits into this more stable category.

LESS VOLATILITY - MORE STABILITY

            Every now and then, we come across something that triggers a special point worth considering. This happened to us on a recent trip on United Airlines. When a pre-flight announcement was made that stated, "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY," that remark brought home to us a point that we practice on a continuous basis with Tax-Free Trust of Oregon.

            We know from our surveys that many of the shareholders of Tax-Free Trust of Oregon are already retired, or are looking forward to retiring. We consider these shareholders to be a very special group of people. We work very hard to make sure that we are addressing their needs.

            We know that once one is no longer in the work force, it is essential that very careful attention be paid to whatever financial resources one has. It is necessary to ensure that these resources really are available when needed. Just as important, these financial resources must be counted on to produce the kind of return, on a consistent basis, that our shareholders need.

SAFETY

            SAFETY with municipal securities is a very important factor. Management of your Trust pays considerable attention to this. Just like the United Airlines announcement, "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY," management wants to make sure that this is the case with all the municipal securities in the Trust.

            As you probably know, municipal securities have various credit ratings, from the highest to the lowest quality. These ratings attempt to measure the kind of safety and trustworthiness that the securities represent. With Tax-Free Trust of Oregon, we specifically limit the credit ratings to those within the TOP FOUR grades - AAA, AA, A, AND BAA.

            This world in which we live is changing extremely rapidly. As a consequence, we feel it is important for your safety that we ensure that the majority of securities in the Trust's portfolio are within the TOP TWO credit grades - AAA AND AA - for your safety. Through our portfolio management, we very carefully monitor the characteristics of each and every type of investment in the portfolio. We do not want, or expect, "surprises" from any of the securities that are in the portfolio of the Trust.

            Recently, the marketplace for municipal securities has made it such that the difference in yield for a AAA or AA credit rating versus a Baa credit rating is relatively little. Therefore, our approach is to go with the very best. Obviously, if one can buy securities which provide the very top ratings without paying any significant premium for them, we prefer to go in that direction.

            We want you to know, that at the report date of March 31, 2000, the combination of AAA and AA securities amounted to over 93% of the total assets in the portfolio of your Trust.

            In this way, we feel that "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY."

MATURITY OF TAX-FREE MUNICIPAL BONDS

            Another factor that we feel is important in building quality for your investment is the maturity structure of the municipal bonds in the portfolio.

            As we have explained to you in the past, longer-term maturity bonds-20 - 30 years - will usually produce a higher return than shorter-term maturity bonds - 5 - 10 years. However, such longer-term maturity bonds also have a higher degree of price volatility.

            Therefore, we have structured the average maturity of Tax-Free Trust of Oregon to be at a somewhat intermediate average maturity level - currently
12.8 years. This average maturity level is produced by using a "laddered" approach to the selection of bonds in terms of their maturity. We have a variety of shorter-term bonds, and a variety of longer-term bonds. However, the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of the possible income level available from the bonds, without exposing the portfolio to an undue level of volatility.

            Our goal is to maintain a reasonably high level of STABILITY for the share net asset value of the Trust. At the same time, we want the Trust to produce the kind of tax-free return that people want to see from their investment.

            This maturity structuring is another strategy that we use in building quality, safety, and stability into your investment in Tax-Free Trust of Oregon.

DIVERSIFICATION

            As a further measure to ensure your investment's safety, the Trust intentionally diversifies the municipal bond holdings as much as possible.

            As you will note, in reviewing the portfolio, the Trust provides funds necessary to build the airports, fire stations, schools, hospitals, and various other infrastructure needs of the state. In this way, Tax-Free Trust of Oregon gains the advantage generated by diversification through the financing of different projects while at the same time helping to build the kind of projects that make for a better life style for all the residents of Oregon.

RELIABILITY OF PAYMENTS

            We also recognize that a high proportion of our shareholders depend upon the monthly income from the tax-free cash produced by Tax-Free Trust of Oregon. Shareholders want to know that the income from the Trust is there when the time comes to pay various bills.

            Then, too, with those shareholders who reinvest their dividends, they want to gain the compounding effect of the dividends through these income payments.

            Altogether, the quality character of the portfolio ensures that this income reliability is the case.

            To the best of our ability, we want to make sure that the monthly payments add up to a satisfactory level of income that you can be SURE will be there when you need it.

YOUR CONFIDENCE IS APPRECIATED

            As always, we again wish to express our appreciation for the confidence you have shown by your investment in Tax-Free Trust of Oregon. We can assure you that "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY" and that we will continually do our best to merit your level of trust.

            Sincerely,

Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2000
                                  (UNAUDITED)

                                                                                               RATING
   FACE                                                                                        MOODY'S/
  AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS - 49.6%                                  S&P               VALUE
               City of Beaverton
$   910,000              5.950%, 04/01/2003                                                    Aa3/AA          $     930,475
    960,000              6.050%, 04/01/2004                                                    Aa3/AA                981,600
  1,020,000              6.150%, 04/01/2005                                                    Aa3/AA              1,044,225
  1,080,000              6.250%, 04/01/2006                                                    Aa3/AA              1,108,350
               Chemeketa Oregon Comm Coll D (Financial
                    Guaranty Insurance Corporation Insured)
  1,385,000              5.500%, 06/01/2014                                                    Aaa/AAA             1,409,237
               Clackamas County School District #115 (AMBAC
                    Indemnity Corporation Insured)
    615,000              5.700%, 06/01/2007                                                    Aaa/AAA               644,213
  1,000,000              6.150%, 06/01/2014                                                    Aaa/AAA             1,065,000
               Clackamas County School District #12 (Financial
                    Guaranty Insurance Corporation Insured)
  4,000,000              4.800%, 06/01/2018                                                    Aaa/AAA             3,555,000
               Clackamas/Washington County Oregon School
                    District #3J (Financial Guaranty Insurance
                         Corporation Insured)
  1,620,000              5.000%, 06/01/2017                                                    Aaa/AAA             1,514,700
               Clackamas and Washington County School
                    District #3J
  1,150,000              5.875%, 10/01/2009                                                    A1/A+               1,181,625
               Clackamas, Multnomah and Washington County
                    School District #7J
    250,000              7.100%, 06/15/2010                                                    Aaa/NR                251,428
  1,500,000              5.700%, 06/15/2010                                                    Aa2/NR              1,533,750
               Deschutes and Jefferson County School District #2J
                    (MBIA Corporation Insured)
  3,700,000              5.600%, 06/01/2009                                                    Aaa/AAA             3,755,500
               Eugene Oregon (Parks & Open Space)
  1,465,000              5.250%, 02/01/2018                                                    Aa2/NR              1,400,906
  1,555,000              5.250%, 02/01/2019                                                    Aa2/NR              1,485,025
               Hood River County School District (AMBAC
                    Indemnity Corporation Insured)
  2,000,000              5.650%, 06/01/2008                                                    Aaa/AAA             2,045,000
               Jackson County School District #5, Ashland
                    (Financial Security Assurance Insured)
  1,000,000              5.100%, 06/01/2005                                                    Aaa/AAA             1,011,250


              Jackson County School District #549C, (Financial
                    Security Assurance Insured)
  1,000,000              5.300%, 06/01/2008                                                    Aaa/AAA             1,012,500
               Jefferson County School District #509J (Financial
                    Security Assurance Insured)
  1,750,000              5.500%, 06/15/2013                                                    Aaa/AAA             1,765,313
               Josephine County School District #7 (Grants Pass)
                    (Financial Guaranty Insurance Corporation)
  2,700,000              5.700%, 06/01/2013                                                    Aaa/AAA             2,760,750
               Lane County School District #4J
  2,000,000              5.375%, 07/01/2009                                                    Aa3/NR              2,015,000
  1,000,000              5.375%, 07/01/2013                                                    Aa3/NR              1,001,250
               Lane County School District #52J (Financial
                    Guaranty Insurance Corporation Insured)
    750,000              6.400%, 12/01/2009                                                    Aaa/AAA               805,313
               Lane and Douglas County School District 97J (Siuslaw)
                    (State School Bond Guarantee Program)
  1,000,000              5.400%, 06/15/2019                                                    Aa2/NR                977,500
               Lincoln County Oregon School District
                    (Financial Guaranty Insurance Corporation)
  1,245,000              5.250%, 06/15/2012                                                    Aaa/AAA             1,246,556
                    Lincoln County (MBIA Corporation Insured)
  1,000,000              5.375%, 02/01/2010                                                    Aaa/AAA             1,006,250
               Malheur County Jail Bonds (MBIA Corporation
                    Insured)
  1,345,000              6.300%, 12/01/2012                                                    Aaa/AAA             1,413,931
               Marion and Clackamas County Union High School
                    District #7J (Financial Security Assurance Insured)
  1,000,000              7.000%, 06/01/2010                                                    Aaa/AAA             1,088,750
  1,340,000              6.000%, 06/01/2013                                                    Aaa/AAA             1,408,675
               Metropolitan Service District Refunding
                    (Oregon Convention Center)
  4,320,000              6.250%, 01/01/2013                                                    Aa2/AA+             4,390,200
               Multnomah County School District #4
  1,330,000              5.900%, 01/01/2005                                                    A1/A+               1,354,938
               Multnomah County School District #40
  5,100,000              5.625%, 06/01/2012                                                    NR/AA-              5,182,875



               Northern Oregon Correctional (AMBAC Indemnity
                    Corporation Insured)
  1,000,000              5.400%, 09/15/2016                                                    Aaa/AAA               988,750
               Oak Lodge Water District (AMBAC Indemnity
                    Corporation Insured)
    215,000              7.300%, 12/01/2005                                                    Aaa/AAA               236,231
    215,000              7.300%, 12/01/2006                                                    Aaa/AAA               235,694
    215,000              7.400%, 12/01/2007                                                    Aaa/AAA               235,963
               Puerto Rico Commonwealth Infrastructure
                    (MBIA Corporation Insured)
  1,500,000              4.875%, 07/01/2023                                                    Aaa/AAA             1,342,500
               State of Oregon Board of Higher Education
    900,000              6.200%, 10/15/2007                                                    Aa2/AA                928,125
  3,195,000              6.400%, 10/01/2011                                                    Aa2/AA              3,258,900
  2,000,000              6.250%, 10/15/2012                                                    Aa2/AA              2,052,500
  2,150,000              6.500%, 10/01/2017                                                    Aa2/AA              2,187,625
  2,890,000              6.000%, 10/15/2018                                                    Aa2/AA              2,922,513
  5,000,000              4.875%, 08/01/2019                                                    Aa2/AA              4,475,000
  2,560,000              5.500%, 08/01/2021                                                    Aa2/AA              2,502,400
  8,000,000              5.000%, 08/01/2022                                                    Aa2/AA              7,190,000
  1,500,000              5.000%, 08/01/2022                                                    Aa2/AA              1,348,125
  1,655,000              5.600%, 08/01/2023                                                    Aa2/AA              1,634,313
  1,500,000              5.600%, 08/01/2023                                                    Aa2/AA              1,481,250
  6,300,000              6.000%, 08/01/2026                                                    Aa2/AA              6,733,125
               State of Oregon Elderly & Disabled Housing
    725,000              6.250%, 08/01/2013                                                    Aa2/AA                754,906
               State of Oregon Veterans' Welfare
    505,000              9.000%, 04/01/2008                                                    Aa2/AA                563,706
    700,000              9.200%, 10/01/2008                                                    Aa2/AA                896,875
  1,200,000              5.200%, 10/01/2018                                                    Aa2/AA              1,147,500
               Polk County School District #2
                    (Financial Security Assurance Insured)
  1,000,000              5.400%, 06/01/2012                                                    Aaa/AAA             1,007,500
               Polk, Marion, and Benton County School District #13J
                    (Financial Guaranty Insurance Corporation Insured)
  1,000,000              5.500%, 12/01/2008                                                    Aaa/AAA             1,026,250


               City of Portland
  1,480,000              5.100%, 10/01/2009                                                    Aaa/NR              1,483,700
  2,790,000              5.750%, 06/01/2013                                                    Aaa/NR              2,856,263
  2,000,000              5.600%, 06/01/2015                                                    Aa2/NR              2,010,000
  1,345,000              5.250%, 06/01/2015                                                    Aa2/NR              1,311,375
  1,120,000              5.125%, 06/01/2018                                                    Aaa/NR              1,062,600
               Portland Community College District
  3,500,000              6.000%, 07/01/2012                                                    Aa3/AA              3,591,875
               Salem-Keizer Oregon School District #24,
                    (Financial Security Assurance Insured)
  2,000,000              4.875%, 06/01/2014                                                    Aaa/AAA             1,870,000
               Tri-County Metropolitan Transportation District
  6,100,000              6.000%, 07/01/2012                                                    Aaa/AAA             6,321,125
               Tualatin Hills Park and Recreation District
                    (MBIA Corporation Insured)
  2,470,000              5.750%, 03/01/2012                                                    Aaa/AAA             2,562,625
  2,000,000              5.750%, 03/01/2015                                                    Aaa/AAA             2,070,000
               Umatilla County Oregon (Financial Guaranty
                    Insurance Corporation Insured)
  2,000,000              5.600%, 10/01/2015                                                    Aaa/AAA             2,015,000
               Umatilla County School District #8R
                    (AMBAC Indemnity Corporation Insured)
    700,000              6.100%, 12/01/2012                                                    Aaa/AAA               735,875
               Umatilla County School District #6R
                    (AMBAC Indemnity Corporation Insured)
  2,675,000              5.050%, 06/15/2022                                                    Aaa/A               2,400,813
               Washington County
  2,500,000              6.200%, 12/01/2007                                                    Aa1/AA              2,559,375
  1,625,000              5.000%, 12/01/2011                                                    Aa1/AA              1,602,656
  3,110,000              6.000%, 12/01/2013                                                    Aa1/AA              3,249,950
               Washington County School District #88JT
                    (Financial Security Assurance Insured)
    585,000              6.100%, 06/01/2012                                                    Aaa/AAA               606,938
  2,315,000              6.100%, 06/01/2012                                                    Aaa/AAA             2,442,325
  2,055,000              5.125%, 06/15/2012                                                    Aaa/NR              2,034,450
               Washington and Clackamas County School
                    District #23J
  2,000,000              5.400%, 01/01/2010                                                    A1/NR               2,015,000
  1,000,000              5.650%, 06/01/2015                                                    A1/NR               1,006,250


               Washington & Multnomah County School
                    District #48J
  1,175,000              5.500%, 06/01/2006                                                    Aa2/AA-             1,198,500
  1,130,000              5.600%, 06/01/2007                                                    Aa2/AA-             1,154,013
  1,000,000              6.150%, 06/01/2008                                                    Aa2/AA-             1,002,150
  1,415,000              5.700%, 06/01/2008                                                    Aa2/AA-             1,448,606
    525,000              6.300%, 09/01/2009                                                    Aaa/AAA               537,463
  1,440,000              6.000%, 06/01/2011                                                    Aa2/AA-             1,485,000
  2,010,000              6.500%, 09/01/2011                                                    Aaa/AAA             2,062,763
               Washington & Multnomah County School
                    District #48J (Financial Guaranty Insurance
                    Corporation Insured)
  2,500,000              5.375%, 06/01/2019                                                    Aaa/AAA             2,415,625
               Washington & Yamhill County School District #58J
                    (AMBAC Indemnity Corporation Insured)
     70,000              6.600%, 11/01/2004                                                    Aaa/AAA                70,085
     80,000              6.600%, 11/01/2005                                                    Aaa/AAA                80,113
     90,000              6.600%, 11/01/2006                                                    Aaa/AAA                90,122
               Yamhill County School District #29J
                    (Financial Security Assurance Insured)
  2,000,000              5.350%, 06/01/2006                                                    Aaa/AAA             2,032,500
                         Total State of Oregon General Obligation Bonds                                          156,881,971

               STATE OF OREGON REVENUE BONDS - 48.7%
               AIRPORT REVENUE BONDS - 3.3%
               Port of Portland Airport (Financial Guaranty
                    Insurance Corporation Insured)
    500,000              5.500%, 07/01/2006                                                    Aaa/AAA               511,875
               Port of Portland Airport (MBIA Corporation Insured)
    600,000              6.400%, 07/01/2003                                                    NR/AAA                619,500
  3,530,000              6.750%, 07/01/2009                                                    NR/AAA              3,657,963
  2,425,000              6.750%, 07/01/2015                                                    NR/AAA              2,512,906
  2,000,000              5.500%, 07/01/2024                                                    Aaa/AAA             1,945,000
  1,295,000              5.000%, 07/01/2028                                                    Aaa/AAA             1,147,694
                         Total Airport Revenue Bonds                                                              10,394,938




         CERTIFICATE OF PARTICIPATION REVENUE BONDS - 11.1%
               Marion County Certificate of Participation
                    (MBIA Corporation Insured)
  1,000,000              5.000%, 06/01/2023                                                    Aaa/AAA               896,250
               Multnomah County Certificate of Participation
  1,000,000              5.200%, 07/01/2005                                                    Aa3/NR              1,012,500
  3,100,000              6.000%, 08/01/2012                                                    Aa/A                3,212,375
               Oregon State Department Of Administration
                    Services (AMBAC Indemnity Corporation Insured)
  2,000,000              4.875%, 05/01/2018                                                    Aaa/AAA             1,805,000
    950,000              5.000%, 11/01/2019                                                    Aaa/AAA               871,625
  1,500,000              5.800%, 05/01/2024                                                    Aaa/AAA             1,582,500
  2,500,000              5.000%, 05/01/2024                                                    Aaa/AAA             2,234,375
  3,500,000              6.000%, 05/01/2026                                                    Aaa/AAA             3,591,875
               Oregon State Department Of Administration
                    Services (MBIA Corporation Insured)
  1,480,000              5.375%, 11/01/2016                                                    Aaa/AAA             1,463,350
  5,805,000              5.500%, 11/01/2020                                                    Aaa/AAA             5,667,131
               Oregon State Department Of Administration
                    Services (Financial Security Assurance Insured)
  2,000,000              5.750%, 04/01/2014                                                    Aaa/AAA             2,052,500
               State of Oregon Certificate of Participation
                    (MBIA Corporation Insured)
  1,250,000              5.700%, 01/15/2010                                                    Aaa/AAA             1,271,875
  2,750,000              6.200%, 11/01/2012                                                    Aaa/AAA             2,870,312
  1,000,000              5.500%, 01/15/2015                                                    Aaa/AAA             1,003,750
    550,000              5.500%, 01/15/2015                                                    Aaa/AAA               552,063
    500,000              5.800%, 03/01/2015                                                    Aaa/AAA               506,875
  1,000,000              5.800%, 03/01/2015                                                    Aaa/AAA             1,013,750
  2,000,000              6.250%, 11/01/2019                                                    Aaa/AAA             2,090,000
               Washington County Educational Services,
                    Certificates of Participation
    645,000              5.625%, 06/01/2016                                                    A1/NR                 647,419




               Washington County Educational Services,
                    Certificates of Participation, (MBIA Corporation
                    Insured)
    830,000              5.750%, 06/01/2025                                                    Aaa/AAA               827,925
                         Total Certificate of Participation Revenue Bonds                                         35,173,450

               HOSPITAL REVENUE BONDS - 7.3%
               Clackamas Hospital Facilities Authority (Adventist
                    Health System/West) (MBIA Corporation Insured)
  2,000,000              6.350%, 03/01/2009                                                    Aaa/AAA             2,082,500
               Clackamas Hospital Facilities Authority (Sisters of
                    Providence Hospital)
    500,000              6.375%, 10/01/2004                                                    A1/AA-                521,875
               Clackamas Hospital Facilities Authority (Legacy
                    Health System)
  2,000,000              5.250%, 02/15/2017                                                    NR/AA               1,870,000
  2,980,000              5.250%, 02/15/2018                                                    NR/AA               2,767,675
               Clackamas Hospital Facilities Authority (Legacy
                    Health System) (MBIA Corporation Insured)
  2,650,000              4.750%, 02/15/2011                                                    Aaa/AAA             2,477,750
               Clackamas County Oregon Hospital Facilities
                    Authority (Mary's Woods)
  3,250,000              6.625%, 05/15/2029                                                    NR/NR*              3,002,188
               Douglas County Hospital Facilities Authority
                    (Catholic Health) (MBIA Corporation Insured)
    535,000              5.600%, 11/15/2005                                                    Aaa/AAA               551,719
               Medford Hospital Authority (Asante Health Systems)
                    (MBIA Corporation Insured)
  1,000,000              5.000%, 08/15/2018                                                    Aaa/AAA               907,500
  3,000,000              5.125%, 08/15/2028                                                    Aaa/AAA             2,662,500
               Salem Oregon Hospital Facilites Authority
  1,750,000              5.000%, 08/15/2018                                                    NR/AA-              1,555,313


               Western Lane County Hospital Facilities Authority
                    (Sisters of St. Joseph Hospital) (MBIA Corporation
                    Insured)
  1,000,000              5.625%, 08/01/2007                                                    Aaa/AAA             1,036,250
  3,765,000              5.750%, 08/01/2019                                                    Aaa/AAA             3,774,412
                         Total Hospital Revenue Bonds                                                             23,209,682

               HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
               BONDS - 10.3%
               Clackamas Community College District Revenue
                    (MBIA Corporation Insured)
  1,865,000              5.700%, 06/01/2016                                                    Aaa/AAA             1,939,600
               Portland Oregon Housing Authority
  4,140,000              5.100%, 01/01/2027                                                    NR/A                3,612,150
               State of Oregon Housing Finance Agency
  1,000,000              6.800%, 07/01/2013                                                    AA2/A+              1,031,250
               State of Oregon Housing and Community Services,
  1,670,000              5.200%, 07/01/2009                                                    Aa2/NR              1,670,000
    695,000              5.900%, 07/01/2012                                                    Aa2/NR                713,244
     15,000              6.750%, 07/01/2012                                                    Aa2/NR                 15,637
    500,000              6.700%, 07/01/2013                                                    Aa2/NR                516,875
    405,000              6.350%, 07/01/2014                                                    Aa2/NR                418,163
     30,000              6.800%, 07/01/2016                                                    Aa2/NR                 31,238
  2,000,000              6.050%, 07/01/2020                                                    Aa2/NR              2,035,000
  2,000,000              5.400%, 07/01/2027                                                    Aa2/NR              1,865,000
  3,500,000              6.875%, 07/01/2028                                                    Aa2/NR              3,626,875
               State of Oregon Housing and Community Services,
                    (MBIA Corporation Insured)
  1,500,000              5.450%, 07/01/2024                                                    Aaa/AAA             1,417,500
              State of Oregon Housing, Educational and Cultural
                    Facilities Authority (George Fox University)
                    (LOC: Bank of America)
  1,000,000              5.700%, 03/01/2017                                                    NR/AA-                982,500
               State of Oregon Housing, Educational and Cultural
                    Facilities Authority (Reed College),
  2,145,000              6.750%, 07/01/2021                                                    NR/A+               2,241,525




               Oregon Health Sciences University Revenue
                    (MBIA Corporation Insured)
  4,500,000              5.250%, 07/01/2015                                                    Aaa/AAA             4,393,125
  8,600,000              0.000%, 07/01/2021 (zero coupon)                                      Aaa/AAA             2,504,750
               City of Salem Educational Facilities (Willamette
                    University),
  1,000,000              6.000%, 04/01/2010                                                    A2/NR               1,030,000
  1,740,000              6.750%, 04/01/2011                                                    NR/NR*              1,779,132
               Yamhill County Educational Services (AMBAC
                    Indemnity Corporation Insurance)
  1,000,000              5.150%, 07/01/2019                                                    NR/AAA                931,250
                         Total Housing, Educational, and Cultural
                            Revenue Bonds                                                                         32,754,814

               TRANSPORTATION REVENUE BONDS - 4.0%
               Port of Morrow,
  2,600,000              6.375%, 04/01/2008                                                    Aaa/NR              2,678,000
               State of Oregon Department of Transportation
                    (LightRail) (MBIA Corporation Insured),
  2,000,000              6.000%, 06/01/2005                                                    Aaa/AAA             2,107,500
  1,500,000              6.100%, 06/01/2007                                                    Aaa/AAA             1,588,125
               Port St. Helens, Oregon Pollution
     75,000              7.750%, 02/01/2006                                                    A3/NR                  78,844
               Tri-County Metropolitan Transportation District
  3,680,000              5.700%, 08/01/2013                                                    Aa3/AA+             3,735,200
  2,500,000              5.400%, 06/01/2019                                                    NR/AA               2,365,625
                         Total Transportation Revenue Bonds                                                       12,553,294

               URBAN RENEWAL REVENUE BONDS - 0.1%
               City of Portland Urban Renewal,
    300,000              9.000%, 12/01/2002                                                    A/NR                  302,169
                         Total Urban Renewal Revenue Bonds                                                           302,169

               UTILITY REVENUE BONDS - 5.0%
               Emerald Peoples Utility District (AMBAC Indemnity
                    Corporation Insured),
    700,000              6.700%, 11/01/2005                                                    Aaa/AAA               717,199



               Emerald Peoples Utility District Electic Systems
                    (Financial Security Assurance Insured)
  1,000,000              6.750%, 11/01/2016                                                    Aaa/AAA             1,032,500
               City of Eugene Electric Utility (Financial Security
                    Assurance Insured)
  1,700,000              5.000%, 08/01/2018                                                    Aaa/AAA             1,564,000
  1,340,000              5.050%, 08/01/2022                                                    Aaa/AAA             1,209,350
               City of Eugene Electric Utility (MBIA Corporation
                    Insured)
    640,000              4.850%, 08/01/2013                                                    Aaa/AAA               600,800
  1,200,000              5.000%, 08/01/2023                                                    Aaa/AAA             1,077,000
               City of Eugene Electric Utility
    610,000              6.650%, 08/01/2009                                                    A1/AA                 626,012
    660,000              6.650%, 08/01/2010                                                    A1/AA                 677,325
  1,000,000              6.000%, 08/01/2011                                                    A1/AA               1,018,750
    700,000              6.700%, 08/01/2011                                                    A1/AA                 719,250
    500,000              5.000%, 08/01/2017                                                    A1/AA                 458,125
  1,400,000              5.800%, 08/01/2019                                                    A1/AA               1,459,500
               City of Eugene Trojan Nuclear Project
  3,600,000              5.900%, 09/01/2009                                                    Aa1/AA-             3,635,100
               Northern Wasco County Public Utility Development
                    (AMBAC Indemnity Corporation Insured),
  1,000,000              5.625%, 12/01/2022                                                    Aaa/AAA               978,750
                         Total Utility Revenue Bonds                                                              15,773,661

               WATER AND SEWER  REVENUE  BONDS - 6.6%
               City of Klamath Falls Water (Financial Security
                    Assurance Insured),
  1,100,000              6.100%, 06/01/2014                                                    Aaa/AAA             1,138,500
               City of Portland Sewer, (MBIA Corporation Insured)
  2,000,000              4.500%, 06/01/2015                                                    Aaa/AAA             1,775,000
  2,500,000              5.250%, 06/01/2016                                                    Aaa/AAA             2,425,000




               City of Portland Sewer (Financial Guaranty
                    Insurance Corporation Insured),
    500,000              6.000%, 10/01/2012                                                    Aaa/AAA               523,750
  1,185,000              5.000%, 06/01/2015                                                    Aaa/AAA             1,136,119
  2,355,000              6.250%, 06/01/2015                                                    Aaa/AAA             2,496,300
               Lebanon Oregon Wastewater Revenue
                    (Financial Security Assurance Insured)
  1,000,000              5.700%, 03/01/2020                                                    Aaa/AAA             1,007,500
               Portland Water System Revenue
  3,000,000              5.500%, 08/01/2014                                                    Aa1/NR              3,022,500
  1,440,000              5.500%, 08/01/2015                                                    Aa1/NR              1,450,800
               Washington County Unified Sewer Agency
                    (AMBAC Indemnity Corporation Insured),
  2,120,000              5.900%, 10/01/2006                                                    Aaa/AAA             2,210,100
    315,000              5.900%, 10/01/2006                                                    Aaa/AAA               327,994
  2,500,000              6.125%, 10/01/2012                                                    Aaa/AAA             2,628,125
    750,000              6.125%, 10/01/2012                                                    Aaa/AAA               788,437
                         Total Water and Sewer Revenue Bonds                                                      20,930,125

               OTHER REVENUE BONDS - 1.0%
               Baker County Pollution Control (Ash Grove Cement
                    West Project) (Small Business Administration
                    Insured),
    355,000              6.200%, 07/01/2004                                                    Aaa/NR                356,374
    380,000              6.300%, 07/01/2005                                                    Aaa/NR                381,569
               Oregon Economic Development Commission
                    (Consolidated Freightways)
  1,500,000              7.000%, 04/01/2004                                                    A2/A-               1,518,015
               Multnomah County School District #1J,
                    Special Obligations
  1,000,000              5.000%, 03/01/2007                                                    A1/A                  997,500
                         Total Other Revenue Bonds                                                                 3,253,458
                         Total State of Oregon Revenue Bonds                                                     154,345,591





               PUERTO RICO (0.6%)
               Puerto Rico Commonwealth Infrastructure, (AMBAC
                    Indemnity Corp. Insured)
  2,100,000              5.000%, 07/01/2028                                                    Aaa/AAA             1,874,250
                         Total Puerto Rico                                                                         1,874,250

                    Total Municipal Bonds (cost $312,187,204**)                      98.9%                       313,101,812
                    Other assets in excess of liabilities                             1.1                          3,577,875
                    Net Assets                                                      100.0%                     $ 316,679,687

                    (*) Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                   (**) Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:
                    AMBAC - American Municipal Bond Assurance Corp. FGIC - Financial Guaranty Insurance Co.
                    FSA   - Financial Security Assurance
                    MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)

ASSETS
    Investments at value (cost $312,187,204)                                                            $ 313,101,812
    Interest receivable                                                                                     5,385,170
    Receivable for investment securities sold                                                                  40,455
    Other assets                                                                                                3,362
      Total assets                                                                                        318,530,799

LIABILITIES
    Payable for Trust shares redeemed                                                                         764,764
    Dividends payable                                                                                         489,314
    Cash overdraft                                                                                            275,558
    Distribution fees payable                                                                                 121,727
    Management fees payable                                                                                   113,927
    Accrued expenses                                                                                           85,822
      Total liabilities                                                                                     1,851,112

NET ASSETS                                                                                              $ 316,679,687
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share                        310,319
    Additional paid-in capital                                                                            314,817,173
    Net unrealized appreciation on investments                                                                914,608
    Undistributed net investment income                                                                       224,878
    Accumulated net realized gain on investments                                                              412,709
                                                                                                        $ 316,679,687

CLASS A
    Net Assets                                                                                          $ 292,757,440
    Capital shares outstanding                                                                             28,686,170
    Net asset value and redemption price per share                                                      $       10.21
    Offering price per share (100/96 of $10.21 adjusted to nearest cent)                                $       10.64

CLASS C
    Net Assets                                                                                          $   4,502,975
    Capital shares outstanding                                                                                441,635
    Net asset value and offering price per share                                                        $       10.20
    Redemption  price per share (* a charge of 1% is imposed  on the  redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase)                                                        $       10.20*

CLASS Y
    Net Assets                                                                                          $  19,419,272
    Capital shares outstanding                                                                              1,904,128
    Net asset value, offering and redemption price per share                                            $       10.20


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

INVESTMENT INCOME:

        Interest income                                                                                       $  9,148,214
Expenses:
        Management fees (note 3)                                                       $    644,487
        Distribution and service fees (note 3)                                              243,197
        Transfer and shareholder servicing agent fees                                        93,000
        Trustees' fees and expenses                                                          48,000
        Legal fees                                                                           32,000
        Shareholders' reports and proxy statements                                           30,000
        Custodian fees                                                                       14,000
        Audit and accounting fees                                                            11,000
        Registration fees and dues                                                           10,000
        Insurance                                                                             7,000
        Miscellaneous                                                                        17,543
                                                                                          1,150,227

        Expenses paid indirectly (note 7)                                                   (27,000)
              Net expenses                                                                                       1,123,227
              Net investment income                                                                              8,024,987

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain from securities transactions                                      447,603
        Change in unrealized appreciation on investments                                 (2,711,365)

        Net realized and unrealized loss on investments                                                         (2,263,762)
        Net increase in net assets resulting from operations                                                  $  5,761,225

                See accompanying notes to financial statements.



                            TAX-FREE TRUST OF OREGON
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                                MARCH 31, 2000      SEPT. 30, 1999

OPERATIONS:
    Net investment income                                                       $   8,024,987       $  15,888,152
    Net realized gain from securities transactions                                    447,603             389,398
    Change in unrealized appreciation on investments                               (2,711,365)        (18,253,687)
      Change in net assets resulting from operations                                5,761,225          (1,976,137)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                          (7,467,883)        (15,357,860)
    Net realized gain on investments                                                   -                 (603,490)

    Class C Shares:
    Net investment income                                                             (74,536)            (82,349)
    Net realized gain on investments                                                   -                   (2,451)

    Class Y Shares:
    Net investment income                                                            (477,798)           (607,653)
    Net realized gain on investments                                                   -                  (20,435)
      Change in net assets from distributions                                      (8,020,217)        (16,674,238)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                                      23,311,609          42,624,580
    Reinvested dividends and distributions                                          4,463,115           9,912,125
    Cost of shares redeemed                                                       (37,582,510)        (39,440,132)
      Change in net assets from capital share transactions                         (9,807,786)         13,096,573
      Change in net assets                                                        (12,066,778)         (5,553,802)

NET ASSETS:
    Beginning of period                                                           328,746,465         334,300,267
    End of period                                                               $ 316,679,687       $ 328,746,465


                See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At March 31, 2000 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a)       MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.


          U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.

          For the six months ended March 31, 2000, the Trust incurred fees for advisory and administrative services of $644,487.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2000, service fees on Class A Shares amounted to $224,991, of which the Distributor received $7,691.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2000, amounted to $13,654. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2000, amounted to $4,552. The total of these payments made with respect to Class C Shares amounted to $18,206, of which the Distributor received $5,370.

          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.


          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2000, total commissions on sales of Class A Shares amounted to $378,614, of which the Distributor received $75,304.

4. PURCHASES AND SALES OF SECURITIES

          During the six months  ended March 31, 2000,  purchases of  securities
and  proceeds  from  the  sales  of  securities   aggregated   $22,666,266   and
$30,054,051, respectively.

          At March 31, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $6,548,918, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $5,634,310, for a net unrealized appreciation of $914,608.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                              SIX MONTHS ENDED                            YEAR ENDED
                                               MARCH 31, 2000                          SEPTEMBER 30, 1999
                                         SHARES               AMOUNT              SHARES                AMOUNT
CLASS A SHARES:
    Proceeds from shares sold           1,315,888         $  13,301,229          3,077,787          $  32,804,150
    Reinvested dividends and
      distributions                       433,285             4,381,743            912,832              9,714,231
    Cost of shares redeemed            (3,112,576)          (31,480,684)        (3,633,583)           (38,503,659)
      Net change                       (1,363,403)          (13,797,712)           357,036              4,014,722

CLASS C SHARES:
    Proceeds from shares sold             215,053             2,166,390            211,679              2,254,086
    Reinvested dividends and
      distributions                         4,017                40,271              4,179                 44,213
    Cost of shares redeemed               (69,811)             (703,022)           (30,354)              (317,699)
      Net change                          149,259             1,503,639            185,504              1,980,600

CLASS Y SHARES:
    Proceeds from shares sold             774,436             7,843,990            721,432              7,566,344
    Reinvested dividends and
      distributions                         4,076                41,101             14,352                153,681
    Cost of shares redeemed              (534,456)           (5,398,804)           (58,206)              (618,774)
      Net change                          244,056             2,486,287            677,578              7,101,251
Total transactions in Trust
    shares                               (970,088)        $  (9,807,786)         1,220,118          $  13,096,573


                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS A
                                                SIX MONTHS
                                                   ENDED               YEAR ENDED SEPTEMBER 30,
                                                  3/31/00    1999       1998     1997     1996     1995
Net Asset Value, Beginning of Period              $10.27    $10.86     $10.68   $10.49   $10.55   $10.20

Income from Investment Operations:
    Net investment income                          0.25      0.50       0.53     0.53     0.54     0.55
    Net gain (loss) on securities (both
      realized and unrealized)                    (0.06)    (0.56)      0.19     0.21    (0.05)    0.39

    Total from Investment Operations               0.19     (0.06)      0.72     0.74     0.49     0.94

Less Distributions (note 6):
    Dividends from net investment income          (0.25)    (0.51)     (0.53)   (0.54)   (0.54)   (0.55)
    Distributions from capital gains                -       (0.02)     (0.01)   (0.01)   (0.01)   (0.04)

    Total Distributions                           (0.25)    (0.53)     (0.54)   (0.55)   (0.55)   (0.59)

Net Asset Value, End of Period                    $10.21    $10.27     $10.86   $10.68   $10.49   $10.55

Total Return (not reflecting sales charge)(%)      1.94+    (0.62)      6.90     7.21     4.76     9.52

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)         293       309        322      312      305      311
    Ratio of Expenses to Average Net
      Assets (%)                                   0.72*     0.71       0.71     0.73     0.73     0.73
    Ratio of Net Investment Income to
      Average Net Assets (%)                       5.02*     4.70       4.83     5.01     5.15     5.37
    Portfolio Turnover Rate (%)                    7+        16         7        5        10       13

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                                   0.70*     0.68       0.69     0.72     0.72     0.71

+     Not annualized.
*      Annualized.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CLASS C(1)                                CLASS Y(1)
                                             SIX MONTHS      YEAR ENDED        PERIOD(1)    SIX MONTHS     YEAR ENDED      PERIOD(1)
                                               ENDED        SEPTEMBER 30,        ENDED        ENDED       SEPTEMBER 30,       ENDED
                                              3/31/00    1999   1998   1997     9/30/96      3/31/00   1999   1998   1997    9/30/96
Net Asset Value, Beginning of Period           $10.27    $10.85 $10.67 $10.49   $10.34       $10.27   $10.85 $10.68 $10.49   $10.34

Income from Investment Operations:
  Net investment income                         0.21      0.41   0.43   0.43     0.22         0.26     0.52   0.54   0.54     0.27
  Net gain (loss) on securities (both
    realized and unrealized)                   (0.07)    (0.55)  0.20   0.21     0.15        (0.07)   (0.56)  0.19   0.21     0.15

  Total from Investment Operations              0.14     (0.14)  0.63   0.64     0.37         0.19    (0.04)  0.73   0.75     0.42

Less Distributions (note 6):
  Dividends from net investment income         (0.21)    (0.42) (0.44) (0.45)   (0.22)       (0.26)   (0.52) (0.55) (0.55)   (0.27)
  Distributions from capital gains               -       (0.02) (0.01) (0.01)     -            -      (0.02) (0.01) (0.01)     -

  Total Distributions                          (0.21)    (0.44) (0.45) (0.46)   (0.22)       (0.26)   (0.54) (0.56) (0.56)   (0.27)

Net Asset Value, End of Period                 $10.20    $10.27 $10.85 $10.67   $10.49       $10.20   $10.27 $10.85 $10.68   $10.49

Total Return (not reflecting sales charge) (%)  1.40+    (1.38)  6.00   6.20     3.61+        1.89+   (0.39)  6.96   7.37     4.14+

Ratios/Supplemental Data
  Net Assets, End of Period ($ millions)        4.5       3.0    1.2    .8       .3           19.4     17.0   10.7   4.0      .2
  Ratio of Expenses to Average Net
    Assets (%)                                  1.58*     1.56   1.56   1.58     1.56*        0.57*    0.56   0.55   0.58     0.58*
  Ratio of Net Investment Income to
    Average Net Assets (%)                      4.14*     3.84   3.98   4.14     4.17*        5.18*    4.86   4.95   5.21     5.35*
  Portfolio Turnover Rate (%)                   7+        16     7      5        10+          7+       16     7      5        10+

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of Expenses to Average
    Net Assets (%)                              1.56*     1.53   1.54   1.57     1.56*        0.55*    0.53   0.53   0.57     0.57*

(1) From April 5, 1996 to September 30, 1996.
 +   Not annualized.
 *   Annualized.

                See accompanying notes to financial statements.